CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	Sep. 22, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2022
Short-Term Debt [Line Items]
Convertible debt outstanding		$ 3,807,030	$ 3,515,752
Proceeds from convertible debt		544,165
Repayments of convertible debt		175,000	5,908
Debt discount		24,820	46,797
Amortization of debt discount		136,518	253,823
Convertible notes payable		3,807,030	3,515,752
New Promissory Note [Member]
Short-Term Debt [Line Items]
Debt converted, new debt issued	$ 2,600,000
New Promissory Note [Member] | Series X Senior Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt converted, shares issued	375,000
Preferred stock value	$ 1,500,000
All Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 4,791,099
Gain on debt consolidation	$ 1,397,271
All Promissory Notes [Member] | Principal Amount [Member]
Short-Term Debt [Line Items]
Convertible notes payable				3,840,448
All Promissory Notes [Member] | Accrued Interest Amount [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 950,651
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt		421,375	1,490,706
Repayments of convertible debt		175,000	5,908
Convertible debt written off		12,406
Debt converted, amount converted		87,460	$ 0
Debt converted, interest converted		112,429
Debt converted, conversion cost converted		$ 3,000
Debt converted, shares issued		13,068
Adjustment to Additional Paid In Capital		$ 777,217